UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05554

Morgan Stanley California Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036

(Address of principal executive offices)	(Zip code)

Stefanie V. Chang Yu, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-869-6397

Date of fiscal year end:	12/31

Date of reporting period:	7/1/11 – 6/30/12

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05554
Reporting Period: 07/01/2011 - 06/30/2012
Morgan Stanley California Tax-Free Daily Income Trust

============ Morgan Stanley California Tax-Free Daily Income Trust =============

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.

Ticker:       MYC            Security ID:  09254M600
Meeting Date: JUL 28, 2011   Meeting Type: Annual
Record Date:  MAY 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

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BLACKROCK MUNIYIELD CALIFORNIA INSURED FUND, INC.

Ticker:       MCA            Security ID:  09254N806
Meeting Date: JUL 28, 2011   Meeting Type: Annual
Record Date:  MAY 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

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NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC.

Ticker:       NCP            Security ID:  67062Q502
Meeting Date: DEC 16, 2011   Meeting Type: Annual
Record Date:  SEP 19, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John P. Amboian          For       For          Management
1.2   Elect Director Robert P. Bremner        For       For          Management
1.3   Elect Director Jack B. Evans            For       For          Management
1.4   Elect Director David J. Kundert         For       For          Management
1.5   Elect Director Judith M. Stockdale      For       For          Management
1.6   Elect Director Carole E. Stone          For       For          Management
1.7   Elect Director Virginia L. Stringer     For       For          Management
1.8   Elect Director Terence J. Toth          For       For          Management
1.9   Elect Director William C. Hunter        For       For          Management
1.10  Elect Director William J. Schneider     For       For          Management
2     Approve Elimination of Fundamental      For       For          Management
      Investment Policy Relating To The
      Fund's Ability To Make Loans
3     Approve New Fundamental Investment      For       For          Management
      Policy Relating To The Fund's Ability
      To Make Loans
4     Approve Elimination of Fundamental      For       For          Management
      Investment Policy Relating To
      Investments In Municipal Securities
      And Below Investment Grade Securities
5     Approve New Fundamental Investment      For       For          Management
      Policy Relating To Investments In
      Municipal Securities
6     Approve Elimination of Fundamental      For       For          Management
      Investment Policy Relating To
      Commodities
7     Approve New of Fundamental Investment   For       For          Management
      Policy Relating To Commodities
8     Approve Elimination of Fundamental      For       For          Management
      Investment Policy Relating To
      Derivatives And Short Sales
9     Approve Elimination of Fundamental      For       For          Management
      Investment Policy Prohibiting
      Investment In Other Investment
      Companies

========== END NPX REPORT

SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley California Tax-Free Daily Income Trust

By (Signature and Title)*
/s/ Kevin Klingert

Kevin Klingert

President and Principal Executive Officer

Date	August 28, 2012

* Print the name and title of each signing officer under his or her signature.